Schedule of Investments (unaudited)	iShares® MSCI Thailand ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
JWD Infologistics PCL, NVDR(a)	690,200	$348,809
Kerry Express Thailand PCL, NVS(a)(b)	815,100	238,795
		587,604
Passenger Airlines — 0.3%
Asia Aviation PCL, NVDR(b)	6,805,247	527,678
Bangkok Airways PCL, NVDR(b)	1,384,000	564,380
		1,092,058
Automobile Components — 0.3%
Sri Trang Agro-Industry PCL, NVDR	1,544,245	842,529
Banks — 4.4%
Kasikornbank PCL, NVDR	1,082,700	4,027,220
Kiatnakin Phatra Bank PCL, NVDR	396,973	718,244
Krung Thai Bank PCL, NVDR	6,386,800	3,484,929
SCB X PCL, NVDR	1,538,700	4,572,695
Thanachart Capital PCL, NVDR	535,700	796,320
		13,599,408
Beverages — 1.1%
Carabao Group PCL, NVDR	639,800	1,220,342
Osotspa PCL, NVDR(a)	2,470,800	2,058,030
		3,278,372
Building Products — 0.1%
Dynasty Ceramic PCL, NVDR(a)	7,506,440	431,405
Capital Markets — 0.5%
Bangkok Commercial Asset Management PCL, NVDR	3,306,400	1,044,244
Beyond Securities PC, NVDR(a)(b)	2,703,900	624,925
		1,669,169
Chemicals — 2.7%
Eastern Polymer Group PCL, NVDR	1,569,100	315,606
Indorama Ventures PCL, NVDR	3,078,910	2,807,509
PTT Global Chemical PCL, NVDR(a)	4,120,907	4,169,954
TOA Paint Thailand PCL, NVDR	1,116,600	1,066,127
		8,359,196
Construction & Engineering — 0.5%
CH Karnchang PCL, NVDR(a)	2,020,600	1,114,797
Sino-Thai Engineering & Construction PCL, NVDR	1,951,428	523,567
		1,638,364
Construction Materials — 4.8%
Siam Cement PCL (The), NVDR	1,428,300	13,081,398
Siam City Cement PCL, NVDR	167,100	633,846
Tipco Asphalt PCL, NVDR	1,154,100	603,581
TPI Polene PCL, NVDR	10,772,500	452,087
		14,770,912
Consumer Finance — 3.7%
AEON Thana Sinsap Thailand PCL, NVDR(a)	160,500	919,553
Asia Sermkij Leasing PCL, NVDR(a)	393,900	319,368
JMT Network Services PCL, NVDR(a)	1,217,600	1,502,974
Krungthai Card PCL, NVDR(a)	1,885,200	2,760,489
Muangthai Capital PCL, NVDR	1,374,400	1,626,370
Ngern Tid Lor PCL, NVDR	2,311,000	1,842,823
Ratchthani Leasing PCL, NVDR(a)	3,708,327	372,682
Srisawad Corp. PCL, NVDR	1,255,060	2,007,534
		11,351,793
Containers & Packaging — 0.9%
Polyplex Thailand PCL, NVDR(a)	435,400	167,554
Security	Shares	Value
Containers & Packaging (continued)
SCG Packaging PCL, NVDR	2,354,200	$2,652,452
		2,820,006
Diversified Consumer Services — 0.2%
SISB PCL, NVDR	429,600	490,707
Diversified Telecommunication Services — 1.4%
Jasmine International PCL, NVDR(a)(b)	7,068,168	343,121
Thaicom PCL, NVDR(a)	1,052,500	351,173
True Corp. PCL, NVDR	18,947,748	3,729,657
		4,423,951
Electrical Equipment — 0.2%
STARK Corp. PCL, NVDR(a)(b)(c)	9,415,000	548,240
Electronic Equipment, Instruments & Components — 6.8%
Delta Electronics Thailand PCL, NVDR	5,710,800	16,229,329
Forth Corp. PCL, NVDR(a)	598,400	557,908
Hana Microelectronics PCL, NVDR	1,033,900	1,305,929
Jay Mart PCL, NVDR	1,199,000	701,943
KCE Electronics PCL, NVDR(a)	1,512,500	1,693,033
Nex Point Parts PCL, NVDR(a)(b)	945,300	358,482
		20,846,624
Entertainment — 0.4%
Major Cineplex Group PCL, NVDR(a)	1,098,000	488,757
One Enterprise Public Co. Ltd. (The), NVDR	1,745,600	278,139
RS PCL, NVDR(a)	879,920	358,908
		1,125,804
Consumer Staples Distribution & Retail — 8.4%
Berli Jucker PCL, NVDR	1,831,500	1,905,989
CP ALL PCL, NVDR	10,703,800	19,599,078
Siam Makro PCL, NVDR	3,868,000	4,499,107
		26,004,174
Food Products — 3.3%
Betagro PCL, NVDR	1,242,700	982,019
Charoen Pokphand Foods PCL, NVDR(a)	7,083,400	4,088,590
GFPT PCL, NVDR	815,200	287,662
Ichitan Group PCL, NVDR	1,192,100	496,170
Khon Kaen Sugar Industry PCL, NVDR	4,433,878	437,704
R&B Food Supply PCL, NVDR(a)	927,800	268,871
Sappe PCL, NVDR	197,200	480,250
Thai Union Group PCL, NVDR(a)	5,233,500	2,209,579
Thai Vegetable Oil PCL, NVDR	753,488	557,294
Thaifoods Group PCL, NVDR(a)	2,115,100	269,274
		10,077,413
Health Care Equipment & Supplies — 0.2%
Sri Trang Gloves Thailand PCL, NVDR(a)	1,874,500	495,525
Health Care Providers & Services — 9.2%
Bangkok Chain Hospital PCL, NVDR(a)	2,279,225	1,210,392
Bangkok Dusit Medical Services PCL, NVDR	20,390,200	16,530,739
Bumrungrad Hospital PCL, NVDR	1,091,676	6,989,585
Chularat Hospital PCL, NVDR	9,260,900	871,454
Ramkhamhaeng Hospital PCL, NVDR	767,700	1,024,806
Thonburi Healthcare Group PCL, NVDR(a)	619,600	1,214,632
Vibhavadi Medical Center PCL, NVDR(a)	8,923,800	646,206
		28,487,814
Hotels, Restaurants & Leisure — 3.5%
Asset World Corp. PCL, NVDR	14,624,600	2,066,123
Central Plaza Hotel PCL, NVDR(b)	867,100	1,250,688
Erawan Group PCL (The), NVDR(b)	4,555,900	541,824

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Minor International PCL, NVDR	5,835,410	$5,654,333
MK Restaurants Group PCL, NVDR	507,000	753,731
Srinanaporn Marketing PCL, NVDR	877,400	636,055
		10,902,754
Independent Power and Renewable Electricity Producers — 8.0%
Absolute Clean Energy PCL, NVDR(a)(b)	4,650,300	265,696
B Grimm Power PCL, NVDR	1,667,800	1,793,280
Banpu Power PCL, NVDR(a)	1,114,200	454,551
BCPG PCL, NVDR	2,126,050	552,499
CK Power PCL, NVDR	3,801,460	362,465
Electricity Generating PCL, NVDR	433,100	1,797,600
Energy Absolute PCL, NVDR(a)	3,068,200	5,724,037
Global Power Synergy PCL, NVDR	1,288,600	2,164,136
Gulf Energy Development PCL, NVDR(a)	5,370,800	7,513,999
Gunkul Engineering PCL, NVDR(a)	7,473,922	720,851
Ratch Group PCL, NVDR	1,987,900	2,069,367
SPCG PCL, NVDR	885,300	317,996
Super Energy Corp. PCL, NVDR	27,496,250	457,985
TPI Polene Power PCL, NVDR(a)	4,672,200	440,368
		24,634,830
Industrial Conglomerates — 0.1%
Thoresen Thai Agencies PCL, NVDR(a)	2,232,200	458,439
Insurance — 0.7%
Bangkok Life Assurance PCL, NVDR	1,096,400	850,655
Dhipaya Group Holdings PCL, NVDR(a)	760,400	950,166
TQM Corp. PCL, NVDR(a)	438,700	393,553
		2,194,374
IT Services — 0.1%
Ditto Thailand PCL, NVDR(a)	347,560	331,763
Machinery — 0.2%
Sabuy Technology PCL, NVDR(a)	1,591,800	548,432
Marine Transportation — 0.3%
Precious Shipping PCL, NVDR(a)	1,425,100	383,000
Regional Container Lines PCL, NVDR(a)	695,700	479,296
		862,296
Media — 0.7%
BEC World PCL, NVDR(a)	1,520,700	388,625
Plan B Media PCL, NVDR(a)	3,520,060	909,742
VGI PCL, NVDR(a)	8,214,450	759,511
		2,057,878
Broadline Retail — 1.3%
Central Retail Corp. PCL, NVDR	3,307,334	3,989,079
Oil, Gas & Consumable Fuels — 12.0%
Bangchak Corp. PCL, NVDR	1,887,700	1,733,882
Banpu PCL, NVDR	13,908,300	3,294,186
Esso Thailand PCL, NVDR(a)	2,214,200	549,867
IRPC PCL, NVDR(a)	18,676,400	1,190,381
Prima Marine PCL, NVDR	1,872,200	357,467
PTT Exploration & Production PCL, NVDR(a)	2,543,684	10,185,438
PTT Public Company Ltd., NVDR	18,323,900	15,785,139
Siamgas & Petrochemicals PCL, NVDR(a)	1,040,300	254,004
Star Petroleum Refining PCL, NVDR(a)	3,180,700	753,070
Thai Oil PCL, NVDR	2,245,800	2,787,094
		36,890,528
Pharmaceuticals — 0.2%
Mega Lifesciences PCL, NVDR(a)	652,700	730,519
Security	Shares	Value
Real Estate Management & Development — 6.9%
Amata Corp. PCL, NVDR	1,503,000	$954,013
AP Thailand PCL, NVDR	4,376,386	1,458,365
Bangkok Land PCL, NVDR	21,254,200	518,943
Central Pattana PCL, NVDR	3,698,000	7,165,715
Land & Houses PCL, NVDR	15,290,300	3,732,422
MBK PCL, NVDR	1,592,200	740,083
Origin Property PCL, NVDR(a)	1,608,400	498,645
Pruksa Holding PCL, NVDR	1,000,100	356,234
Quality Houses PCL, NVDR	13,754,532	908,705
Sansiri PCL, NVDR	23,186,437	1,158,796
SC Asset Corp. PCL, NVDR	2,743,004	343,543
Singha Estate PCL, NVDR(a)	4,612,400	208,037
Supalai PCL, NVDR	2,354,200	1,366,256
WHA Corp. PCL, NVDR	15,201,040	1,929,592
		21,339,349
Ground Transportation — 0.9%
BTS Group Holdings PCL, NVDR	14,441,800	2,945,828
Specialty Retail — 3.0%
Aurora Design PCL, NVDR(a)	873,000	410,944
Dohome PCL, NVDR(a)	1,729,841	720,177
Home Product Center PCL, NVDR	10,817,773	4,286,516
PTG Energy PCL, NVDR(a)	1,685,000	580,487
PTT Oil & Retail Business PCL, NVDR	5,483,800	3,150,367
Singer Thailand PCL, NVDR(a)	602,324	197,063
		9,345,554
Transportation Infrastructure — 6.4%
Airports of Thailand PCL, NVDR(b)	7,855,300	15,963,351
Bangkok Aviation Fuel Services PCL, NVDR(a)(b)	524,400	485,862
Bangkok Expressway & Metro PCL, NVDR	13,970,053	3,231,865
		19,681,078
Water Utilities — 0.3%
TTW PCL, NVDR(a)	2,604,166	635,836
WHA Utilities and Power PCL, NVDR(a)	2,152,700	242,519
		878,355
Wireless Telecommunication Services — 5.5%
Advanced Info Service PCL, NVDR	2,178,419	13,206,434
Intouch Holdings PCL, NVDR	1,758,500	3,774,265
		16,980,699
Total Long-Term Investments — 99.7%
(Cost: $404,611,470)		307,712,823

Short-Term Securities

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	19,641,749	19,645,677
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	730,000	730,000
Total Short-Term Securities — 6.6%
(Cost: $20,369,513)		20,375,677
Total Investments — 106.3%
(Cost: $424,980,983)		328,088,500
Liabilities in Excess of Other Assets — (6.3)%		(19,517,657)
Net Assets — 100.0%		$308,570,843

(a)	All or a portion of this security is on loan.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
May 31, 2023

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$26,494,555	$—		$(6,845,383	)(a)	$4,402	$(7,897)	$19,645,677	19,641,749	$1,579,003	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	600,000	130,000	(a)	—		—	—	730,000	730,000	12,160		—
						$4,402	$(7,897)	$20,375,677		$1,591,163		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	15	06/16/23	$718	$(9,760)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$10,815,667	$296,348,916	$548,240	$307,712,823
Short-Term Securities
Money Market Funds	20,375,677	—	—	20,375,677
	$31,191,344	$296,348,916	$548,240	$328,088,500
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(9,760)	$—	$—	$(9,760)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

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